LOSSES/GAINS ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	$ (9,937)	$ 11,338	$ (48,406)	$ 34,274
Amortization of debt guarantee	510	0	1,579	0
Foreign exchange gain (loss)			(351)	671
Financing arrangement fees and other costs	(203)	(441)	(448)	(1,006)
Other financial items, net	541	(545)	757	(1,115)
(Losses)/gains on derivatives and Other financial items, net	(9,396)	10,793	(47,649)	33,159
Capital lease obligation and related Restricted Cash
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gain (loss)	249	263	(351)	781
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	(10,860)	7,523	(53,836)	26,044
Earn Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	0	2,900	0	7,400
Net Interest Income (Expense) within Derivative Financial Instruments | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	923	915	5,430	830
Other Non-Operating Expense
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gain (loss)	$ (15)	$ (367)	$ (23)	$ (890)